Sale of Vessels - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended			1 Months Ended	3 Months Ended			1 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Revolving Credit Facilities [Member]	May 31, 2014 Tanker Investments Ltd [Member] Subsidiary	Jun. 30, 2014 Tanker Investments Ltd [Member]	May 31, 2014 Working Capital [Member] Tanker Investments Ltd [Member]	May 31, 2014 Vessels [Member] Tanker Investments Ltd [Member]	Jul. 31, 2014 Subsequent Event [Member] Tanker Investments Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiaries sold					2
Aggregate proceeds received							$ 1,700,000	$ 154,000,000
Proceeds from sale of vessels		154,000,000	9,119,000			154,000,000
Proceeds from related working capital									1,700,000
Revolving credit facilities repaid		157,000,000	20,000,000	152,000,000
Gain on the sale of subsidiary recognized	$ 9,955,000	$ 9,955,000	$ (71,000)			$ 9,955,000